Discontinued Operation (Details) - Schedule of discontinued operations - REIT Changjiang [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue		$ 886,571	$ 1,395,285
Cost of revenues		1,657,799	2,235,598
Gross loss		(771,228)	(840,313)
Operating expenses		829,049	6,036,039
Loss from discontinued operations		(1,600,277)	(6,876,352)
Other income (expense), net		4,375	(736,249)
Loss before tax		(1,595,902)	(7,612,601)
Income tax provision		488
Net loss from discontinued operations		$ (1,596,390)	$ (7,612,601)